Income Taxes - Effective Tax Rates Differed from Statutory Federal Income Tax Rate (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes computed at the statutory federal tax rate	$ 7,798,000	$ 8,308,000	$ 3,524,000
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(1,293,000)	(1,194,000)	(834,000)
Low income housing tax credit	(1,186,000)	(903,000)	(903,000)
Cash surrender value of BOLI	(205,000)	(211,000)	(143,000)
Nondeductible merger costs			1,034,000
Change in tax position BOLI		(353,000)
Other	(174,000)	36,000	(38,000)
Income tax expense	$ 4,940,000	$ 5,683,000	$ 2,640,000